JPMorgan Institutional Tax Free Money Market Fund Investment Objectives and Goals - Institutional Shares [Member] - JPMorgan Institutional Tax Free Money Market Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: Institutional/JOFXX
Objective [Heading]	The Fund’s Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income that is exempt from federal personal income taxes, while maintaining liquidity and a low volatility of principal.